UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2022

Item #1. Reports to Stockholders.

INDEX	Clifford Capital Partners Fund; Clifford Capital Focused Small Cap Value Fund (“Clifford Capital Funds”)

SEMI-ANNUAL REPORT

For the Six Months Ended March 31, 2022 (unaudited)

Clifford Capital Partners Fund

Clifford Capital Focused
Small Cap Value Fund

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Clifford Capital Funds

Clifford Capital Partners Fund and
Clifford Capital Focused Small Cap Value Fund

Semi-annual Report for the Period October 1, 2021 – March 31, 2022

Clifford Capital Partners Fund Performance

	6-mo. Return (10/01/21 – 03/31/22)	Average Annual Returns as of March 31, 2022				Total Return, Inception (1/30/2014)
		1-Year	3-Year	5-Year	Inception (1/30/2014)
Institutional Class (CLIFX)	3.10%	2.06%	11.64%	10.54%	11.61%	145.18%
Investor Class (CLFFX)	3.01%	1.85%	11.39%	10.31%	11.39%	141.21%
Russell 3000® Value[1] Index	6.61%	11.10%	12.99%	10.16%	10.12%	119.62%

	6-mo. Return (10/01/21 – 03/31/22)	Average Annual Returns as of March 31, 2022				Total Return, Inception (10/17/2019)
		1-Year	3-Year	5-Year	Inception (10/17/2019)
Super Institutional Class (CLIQX)	3.16%	2.18%	n/a	n/a	15.73%	43.21%
Russell 3000® Value Index	6.61%	11.10%	n/a	n/a	13.87%	37.47%

Expense Ratio Gross/Net: CLIFX 1.42%/0.90%; CLFFX 1.61%/1.15%; CLIQX 1.35%/0.82%

Clifford Capital Focused Small Cap Value Fund Performance

	6-mo. Return (10/01/21 – 03/31/22)	Average Annual Returns as of March 31, 2022				Total Return, Inception (10/1/2019)
		1-Year	3-Year	5-Year	Inception (10/1/2019)
Institutional Class (FSVVX)	0.77%	-3.32%	n/a	n/a	14.54%	40.41%
Russell 2000® Value[2] Index	1.81%	3.32%	n/a	n/a	15.91%	44.61%

	6-mo. Return (10/01/21 – 03/31/22)	Average Annual Returns as of March 31, 2022				Total Return, Inception (1/31/2020)
		1-Year	3-Year	5-Year	Inception (1/31/2020)
Super Institutional Class (FSVQX)	0.81%	-3.29%	n/a	n/a	17.20%	41.01%
Investor Class (FSVRX)	0.57%	-3.67%	n/a	n/a	16.81%	39.99%
Russell 2000® Value Index	1.81%	3.32%	n/a	n/a	16.18%	38.35%

Expense Ratio Gross/Net: FSVVX 3.01%/1.05%; FSVQX 2.93%/0.97%; FSVRX 3.30%/1.30%

1The Russell 3000® Value Index is a capitalization-weighted index which is designed to measure performance of Russell 3000 Index companies, respectively, with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

2The Russell 2000® Value Index is a capitalization-weighted index which is designed to measure performance of Russell 2000 Index companies, respectively, with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

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Clifford Capital Partners, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Clifford Capital Partners Fund and Focused Small Cap Value Fund expenses until January 31, 2024.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 628-4077. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Invitation to Visit the Funds’ Website at https://cliffordcap.com/mutual-funds/

In an effort to communicate with all shareholders, we invite you to bookmark the Clifford Capital Funds website where you will find quarterly commentary and other information relevant to the Clifford Capital Funds. We hope you find this additional information insightful and instructive.

Performance Summary

Both the Clifford Capital Partners Fund (“Partners Fund”) and the Clifford Capital Focused Small Cap Value Fund (“FSCV Fund”) (collectively, “Funds”) underperformed their benchmarks during the semi-annual period October 1, 2021 – March 31, 2022. The Funds both underperformed their benchmarks during Q4 2021, which was not fully offset by outperformance in Q1 2022. We note, however, that the backdrop for the Funds seems more positive today, with market interest rates having recently increased and the Fed tightening its monetary policy, both situations that historically favor value strategies like the ones followed by the Funds. We note that the Funds’ Core Value stocks have outperformed their Deep Value counterparts over the last six months, which makes sense to us, given the skittishness of the stock market in recent periods, but we continue to believe that the Funds’ Deep Value stocks are poised to provide the strongest long-term results for the Funds, and both Funds continue to hold a higher than usual weighting in them.

FOMO and the Funds’ Positioning

As the stock market—and especially many popular, high valuation technology stocks—declined sharply at the beginning of 2022, it brought back memories of the dotcom crash back in 2000, when I was cutting my teeth as an investor. I still

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consider myself a young man (my children may quibble with me on this point!), but after talking with several very intelligent investors over the past few years who are younger than myself, I’m beginning to feel a lot more old-fashioned. One such extremely bright youngster told me he was impressed by our firm’s discipline, but also said we’re going to “miss out” on some fantastic stocks because of our insistence on maintaining a contrarian approach and only paying reasonably low prices for our investments. He’s not the first nor the last to use a variation of the phrase “missing out” when talking about a potential shortcoming of Clifford Capital’s disciplined contrarian value investing approach.

We believe it is this fear of “missing out” on stock market winners, or FOMO, that has driven the market in recent years to very high valuation levels and a sense of investor invincibility that we’ve only witnessed one other time: during the dotcom bubble in the late 1990s into 2000. During this most recent downdraft in technology stocks—a pretty nasty one we might add with the NASDAQ-1003 index (“the NDQ” – typically a good proxy for large cap technology stocks) falling more than 20% at one point from its previous peak—we did not sense that investor FOMO had yet turned into FOLO (Fear of Losing Oodles…I’ll stick to picking stocks over acronyms after this letter!). Based on our observations, it looked like the biggest takeaway from the early-2022 selloff was that it was a terrific buying opportunity, something not to be missed. FOMO is hard to dispel!

This too reminded us of early 2000 when the dotcom bubble first started to pop. After the NDQ index peaked on March 27, 2000, it subsequently fell about 36% by May 23rd before staging a strong rally of almost 36% from that date through September 1st. Like today, many investors believed the worst of the declines were behind them in late May 2000 and the next several months of performance supported that assertion. FOMO has staying power! However, from September 1st through the end of 2000, the NDQ declined by about 43%. That was just the start of the pain as 2001 and 2002 were very tough periods for the NDQ.

Source: Bloomberg, 1/1/2000 thru 12/31/2002

3The NASDAQ-100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ exchange.

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Market calls are not in our wheelhouse, so we’re not explicitly calling for a crash in the NDQ (or any other market index). However, we also believe there are some clear similarities between now and then, so we think it’s wise to be more careful today rather than more aggressive. To us, that means seeking investments with lower valuation ratios and Key Thesis Points™ (long-term catalysts for fundamental improvement) that we think put the odds in our favor for long-term success. And today we see much more attractive opportunities in certain subsets of the U.S. market, where the Funds are currently positioned, namely:

1)Stocks with lower valuation multiples. We are traditional value investors who tend to find ideas in companies with lower valuation multiples when their stocks are out of favor (at the time of purchase). Given historically high current market valuations, we think this is prudent and we see solid value in less expensive stocks, not just solid value relative to everything else.

2)Smaller cap stocks over large caps. As a corollary to the first point, smaller U.S. stocks are generally less expensive than larger ones today and we’ve found more ideas in smaller companies lately.

3)The “other side” of large cap technology stocks. Related to the first two points above, we’ve been finding less expensive and smaller-cap contrarian investment ideas in companies that are overshadowed by, or potentially threatened by, large technology companies. A recent study we performed showed that the Funds have performed well when Value outperforms large cap tech stocks.

We Still Think Investors Should Look for Less Expensive Investments in an Expensive Market

In our Q4 2021 quarterly commentary, we compared the valuation levels of the Russell 3000 Index4 (typically a good proxy for the entire U.S. stock market) at the end of 1999 (near the end of the dotcom bubble), at the end of 2008, (near the end of the Great Financial Crisis), and at the end of 2021. For this analysis, we segmented the Russell 3000 Index constituents into five equal groups (quintiles) ranked on their price to sales ratio, which we believe is a simple valuation metric, but one that is less vulnerable to fluctuations in earnings/cash flow. The price to sales ratio is a simple answer to the question, “how many dollars are stock investors paying for each dollar of sales generated by a company?”

4The Russell 3000® Index is a capitalization-weighted index which is comprised of the stocks within the Russell 1000® and the Russell 2000® Indices. This index of securities represents approximately 98% of the investable U.S. equity market. Numbers presented include the reinvestment of dividends (total return). An investor cannot invest directly in an index. Moreover, index performance does not reflect the deduction of advisory fees, transaction charges, and other expenses.

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Given that the Russell 3000 Index declined about 5.3% during the first quarter of 2022 (and we believe many richly valued stocks declined even more) we also looked at the data as of March 31, 2022, to see how much it had changed since year-end. The chart below shows the price to sales ratios of the most expensive to least expensive quintiles of stocks for each of the four periods:

Price to Sales Ratios5 at the end of 1999, 2008, 2021 and
as of March 31, 2022
(most expensive to least expensive quintiles)

As is clear from the chart above, U.S. stock valuations did come down somewhat over the past three months, but stocks continue to be valued at historically high levels and still well above the price/sales ratio near the peak of the dotcom bubble. Borrowing from last quarter’s commentary:

We believe a big reason for the higher multiples in today’s market environment is due to a long period of very low interest rates, which—all things equal—makes stocks more valuable because investors discount future cash flows using lower rates. From this mathematical (and more academic) standpoint, we believe investors’ preference for growth stocks over the past several years makes sense because cash flows further out receive less of a haircut when discount rates are low, which translates to higher valuation multiples on current metrics. Like many things in stock markets, however, we believe the trend of paying higher multiples for stocks has likely been taken to an extreme and the historically high

5Price to Sales ratio is the ratio of a company’s or index’s current market capitalization to its sales over the prior 12 months as of the date of the analysis. For this chart, the Russell 3000® Index was sorted by highest to lowest price to sales ratio in fifths (quintiles) for all index stocks with available price/sales data for each time period (about 90%, 95%, and 92% of total Index constituents were included for 1999, 2008, and 2021, respectively). 3/31/2022 data was obtained from the same constituents as at 12/31/2021 for comparability. The datapoint presented on the chart is the median price/sales ratio for each quintile.

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valuations of the overall stock market today look unsustainable to us. We’ve read many arguments about why it can make sense to pay much more for stocks today than in times past, but we remain skeptical of the belief that it really is ‘different this time’.

(…) Because we are focused on individual stocks, we aren’t investing in “the market” and we continue to believe there is solid opportunity in areas of the market that have become less popular over time and have not been caught up in the valuation inflation that has characterized the U.S. stock market in recent years. We are finding most of these contrarian opportunities in smaller companies and in Deep Value businesses that tend to be more “old school” types of businesses whose markets are not growing very fast and hence are less popular investments today in a stock market where exciting growth stories seem to be around every corner.

We strongly believe it always makes sense to buy stocks for less expensive valuations, but in a rising interest rate environment, we think it makes even more sense, especially when the overall market is historically expensive. Our focus on less expensive stocks has led both Funds’ overall price to sales ratio to remain in the least expensive 25% of the U.S. stock market and their Deep Value investments were in the least expensive 15% as of March 31, 2022. The Partners Fund and FSCV Fund’s Deep Value weightings of ~46% and ~41%, respectively, also continue to be near all-time high weightings and within striking distance of their maximum 50% weighting, a signal that we are still finding compelling bargains today among the market’s least expensive stocks.

Statistical inexpensiveness, however, is not enough for us – we believe computers and robots can find statistically cheap stocks. Our process involves in-depth company-specific research to identify long-term catalysts for each investment (Key Thesis Points™) that we believe will improve the fundamental performance of these companies, helping them outperform modest investor expectations.

We Think Smaller Companies are More Attractive Today than Larger Ones

Almost two-thirds of the Partners Fund (an all-cap fund that may choose stocks irrespective of market capitalization) is found in companies with a market capitalization less than $16 billion as of March 31, 2022. We have found these smaller companies from the bottom-up, based on their own investment merits and not based on any “top down” view of what market cap segment is currently the most attractive. However, when we look at a graphical representation of the valuation differences between larger and smaller U.S. stocks, we can see an illustration of why we are finding more ideas in smaller-cap companies.

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The chart below shows valuation spreads between larger and smaller companies over the past 23+ years. It compares the Price to Sales ratio of the Russell 10006 Index (proxy for U.S. large cap stocks), and the Russell 20007 Index (proxy for U.S. small cap stocks).

Valuation Spreads Have Increased Between Large Caps and Small Caps
Price/Sales of the Russell 1000 & Russell 2000 Indices
(January 1, 1999 – March 31, 2022)

Source: Bloomberg as of March 31, 2022

Even though large cap stocks have consistently traded at a valuation premium to small cap companies, in recent years that valuation spread has widened as we believe large caps have been much more in favor with market participants (especially compared to the small cap value stocks). We also noted that thus far in 2022 large caps continue to outperform smaller companies, so we believe the valuation discrepancy—and the investment opportunity, in our opinion—has only increased further. We note the last time spreads were as wide as today was around the dotcom bubble. Quite simply, we think smaller U.S. stocks are more attractively valued than larger stocks today.

6The Russell 1000® Index is a capitalization-weighted index which is designed to measure performance of the largest 1000 companies in the Russell 3000® Index. Numbers presented include the reinvestment of dividends (total return). An investor cannot invest directly in an index. Moreover, index performance does not reflect the deduction of advisory fees, transaction charges, and other expenses.

7The Russell 2000® Index is a capitalization-weighted index which is designed to measure performance of the smallest 2000 companies in the Russell 3000® Index. Numbers presented include the reinvestment of dividends (total return). An investor cannot invest directly in an index. Moreover, index performance does not reflect the deduction of advisory fees, transaction charges, and other expenses.

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The Partners Fund Performed Well when Value Outperformed Technology

We believe the epicenter of the market’s FOMO in recent years has been found in large technology companies (most of which would be classified as Growth stocks), a group that we think is represented well by the NDQ index. Since the Partners Fund’s inception, the NDQ has generated annualized returns of 20.5%, an even stronger result than most broad-based Growth indices. As contrarian value investors, we have increasingly found attractive investment opportunities in companies that have been overshadowed by, or potentially threatened by, the influence of large technology companies. Our research has suggested that these contrarian investments have underappreciated value because they may be growing slower, are out of favor, or are adapting to the new realities forced upon them by the increasing influence of the large technology companies. So, while we are impressed by what large technology stocks have accomplished (most of which are not in our value wheelhouse), we believe that the market’s FOMO surrounding them has provided some very compelling investment opportunities on the “other side” of the large tech stock excitement (many of which are in our wheelhouse).

We recently performed a study of how the Partners Fund (using the Institutional share class – “CLIFX”) performed since its inception during short-term periods when the Russell 3000®Value Index (“RAV”) outperformed the NDQ index by at least 5% (a “Value period”) before subsequently underperforming by a similar 5% (a “Tech/Growth period”). There were 21 such Value periods and 21 Tech/Growth periods since the inception of the Partners Fund on January 30, 2014. We think the FSCV Fund’s shorter track record is less informative, so we’re only presenting results for the Partners Fund below. We observed the following statistics from these time periods:

Value and Tech/Growth Periods, since inception
(January 30, 2014 – March 31, 2022)

	21 Value Periods, compounded	21 Tech/Growth Periods, compounded
CLIFX	218%	-24%
RAV Index	143%	-11%
NDQ Index	-61%	1,037%
Frequency of outperformance (CLIFX > RAV)	16/21 periods	8/21 periods
Frequency of outperformance (CLIFX > NDQ)	21/21 periods	1/21 periods

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Of note, the Partners Fund was clearly not very correlated to the NDQ since inception, and it performed well during Value periods (when you would expect and want your Value manager to perform well). Additionally, the Partners Fund’s relative performance results (both frequency and magnitude) were stronger during Value periods than during Tech/Growth periods.

One other observation we found interesting in the study was a notable increase in the frequency of these short-term Value periods and Tech/Growth periods since the pandemic-related stock market bottom was reached in early 2020. The market often see-sawed between value and tech in quick fashion, as 13 short-term Value periods and 13 Tech/Growth periods have occurred since March 2020. We think the stock market is trying to ‘make up its mind’ about whether new leadership is in store, vacillating between value and tech/growth outperformance.

During this post-pandemic scare period, the Partners Fund’s absolute and relative performance also reflected more vacillation, based on whether value or tech was in favor with the market (we’ve likened it to a light switch). We believe this is mostly thematic and factor based, not stock specific, and we do not expect this to be a long-term phenomenon, but it has affected the Partners Fund’s recent performance results. In fact, over the past 12 months, we noted four discrete Tech/Growth periods in the U.S. stock market, which included the Partners Fund’s two worst performance periods relative to its benchmark over the entire study period. The Partners Fund’s results during those two discrete Tech/Growth periods accounts for the entirety of the Partners Fund’s relative underperformance versus its benchmark over the trailing one-year period.

To be clear, we do not believe these Partners Fund ebbs and flows are solely attributable to whether the market is in a “Value or Tech” mood (we always focus more on how our individual investments are performing fundamentally and from a stock price perspective). But we do believe the prevailing market winds have had an outsized influence on short-term results in recent years – more so than our team can recall in our respective investment careers. Despite this, we still continue to believe that individual stock selection will be the largest determinant of the Partners Funds’ performance over the long-term.

Overall, we believe the Funds continue to be positioned well if Value is poised to outperform large cap technology stocks over the long-term (an outcome we view as increasingly likely today). We are not building the Funds’ positioning with this specific theme in mind, but our bottom-up process has led us to many contrarian ideas that have arisen because of the influence of large cap technology stocks and the excitement around them.

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Conclusion

We feel good about the Funds’ positioning today and we are encouraged by their early results in 2022 during a tough market. In a historically expensive U.S. stock market characterized by wide spreads between large- and small-cap stocks, we are comfortable with our bottom-up assessment that smaller companies and Deep Value stocks are where we want to be positioned today.

We also believe the Funds may act as a prudent complement to many investors’ overall stock allocations as large cap technology stocks have become an increasingly large portion of most diversified investors’ asset allocations. We think the Funds’ longer-term results have been solid overall but may be viewed even more attractively to an asset allocator who is looking for diversification away from large cap tech exposure.

Final Comments

Thank you for your investment in the Funds. We have high conviction in the Funds’ stocks, and we are invested alongside you. We appreciate your support, and we will continue to strive to prudently manage your money.

Sincerely yours,

Ryan Batchelor, CFA, CPA
Principal and Portfolio Manager
Clifford Capital Partners, LLC

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (800) 628-4077, or by going to the Clifford Capital Funds’ website at www.cliffordcapfunds.com and clicking on the “Prospectus” link. Read it carefully before investing.

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Information about Risk

Risks of Investing in Equity Securities. Overall stock market risks may affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Partners Fund’s value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.

Focused Investment Risk. The Funds are focused funds and generally hold stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Funds to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Funds’ value and total return.

Sector Risk. The Funds may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors.

Management Style Risk. Because the Funds invest primarily in value stocks (stocks that the Adviser believes are undervalued), the Funds’ performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

The Clifford Capital Funds are distributed by Foreside Fund Services, LLC.

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Clifford Capital Partners Fund

Portfolio Composition as of March 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percent of Net Assets
Common Stocks:
Financials	21.88%
Information Technology	19.48%
Consumer Discretionary	14.31%
Health Care	13.60%
Industrials	10.12%
Consumer Staples	7.74%
Materials	5.89%
Energy	5.84%
Money Market Fund	1.02%
99.88%

See Notes to Financial Statements

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Clifford Capital Partners Fund

Schedule of InvestmentsMarch 31, 2022 (unaudited)

		Shares	Fair Value
98.86%	COMMON STOCKS

14.31%	CONSUMER DISCRETIONARY
	AutoZone, Inc.*	1,190	$2,433,050
	Big Lots, Inc.	64,400	2,228,240
	eBay, Inc.	23,000	1,316,980
	Perdoceo Education Corp.*	119,800	1,375,304
	Qurate Retail, Inc. - Class A	227,600	1,083,376
			8,436,950

7.74%	CONSUMER STAPLES
	General Mills, Inc.	34,200	2,316,024
	The Kraft Heinz Company	57,000	2,245,230
			4,561,254

5.84%	ENERGY
	Liberty Oilfield Services, Inc.*	87,900	1,302,678
	Schlumberger Ltd.	51,800	2,139,858
			3,442,536

21.88%	FINANCIALS
	American Express Co.	13,600	2,543,200
	Community Trust Bancorp, Inc.	48,600	2,002,320
	CVB Financial Corp.	91,800	2,130,678
	First Citizens BancShares, Inc.	2,950	1,963,520
	First Hawaiian, Inc.	86,000	2,398,540
	Westamerica Bancorporation	30,700	1,857,350
			12,895,608

13.60%	HEALTH CARE
	Cardinal Health, Inc.	37,700	2,137,590
	Change Healthcare, Inc.*	97,300	2,121,140
	GlaxoSmithKline PLC ADR	56,200	2,448,072
	Johnson & Johnson	7,400	1,311,502
			8,018,304

See Notes to Financial Statements

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Clifford Capital Partners Fund

Schedule of Investments - continuedMarch 31, 2022 (unaudited)

		Shares	Fair Value
10.12%	INDUSTRIALS
	HNI Corp.	27,800	$1,029,990
	Pitney Bowes, Inc.	239,000	1,242,800
	Raytheon Technologies Corp.	20,200	2,001,214
	Stericycle, Inc.*	28,700	1,691,004
			5,965,008

19.48%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	62,900	3,061,972
	Cisco Systems, Inc.	24,600	1,371,696
	DXC Technology Co.*	60,100	1,961,063
	Evertec, Inc.	55,000	2,251,150
	NCR Corp.*	70,600	2,837,414
			11,483,295

5.89%	MATERIALS
	Compass Minerals International, Inc.	29,200	1,833,468
	Sealed Air Corp.	24,500	1,640,520
			3,473,988

98.86%	TOTAL COMMON STOCKS
	(Cost: $48,417,353)		58,276,943

1.02%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 0.34%**	600,855	600,725
	(Cost: $600,725)

99.88%	TOTAL INVESTMENTS
	(Cost: $49,018,078)		58,877,668
0.12%	Other assets net of liabilities		72,419
100.00%	NET ASSETS		$58,950,087

*Non-Income producing

**Effective 7 day yield as of March 31, 2022

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

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Clifford Capital Focused
Small Cap Value Fund

Portfolio Composition as of March 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percent of Net Assets
Common Stocks:
Financials	22.41%
Information Technology	17.75%
Consumer Discretionary	16.83%
Industrials	14.05%
Health Care	9.62%
Communication Services	6.21%
Materials	4.14%
Energy	4.14%
Consumer Staples	2.58%
Money Market Fund	2.07%
99.80%

See Notes to Financial Statements

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Clifford Capital Focused Small Cap Value Fund

Schedule of InvestmentsMarch 31, 2022 (unaudited)

		Shares	Fair Value
97.73%	COMMON STOCKS

6.21%	COMMUNICATIONS SERVICES
	AMC Networks - Class A*	11,780	$478,621
	Millicom International Cellular S.A.*	16,130	406,637
			885,258

16.83%	CONSUMER DISCRETIONARY
	Big Lots, Inc.	15,990	553,254
	Chico’s FAS, Inc.*	69,660	334,368
	Perdoceo Education Corp.*	40,050	459,774
	Qurate Retail, Inc. - Class A	60,750	289,170
	Urban Outfitters, Inc.*	10,730	269,430
	VOXX International Corp.*	30,370	302,789
	WW International, Inc.*	18,660	190,892
			2,399,677

2.58%	CONSUMER STAPLES
	Fresh Del Monte Produce, Inc.	14,170	367,145

4.14%	ENERGY
	KLX Energy Services Holdings, Inc.*	31,570	163,217
	Liberty Oilfield Services, Inc.*	28,830	427,261
			590,478

22.41%	FINANCIALS
	Community Trust Bancorp, Inc.	14,380	592,456
	CVB Financial Corp.	25,040	581,178
	First Hawaiian, Inc.	18,240	508,714
	Hancock Whitney Corp.	9,470	493,860
	WesBanco, Inc.	14,100	484,476
	Westamerica Bancorporation	8,840	534,820
			3,195,504

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of InvestmentsMarch 31, 2022 (unaudited)

		Shares	Fair Value
9.62%	HEALTH CARE
	Change Healthcare, Inc.*	25,810	$562,658
	NextGen Healthcare, Inc.*	38,720	809,635
			1,372,293
14.05%	INDUSTRIALS
	HNI Corp.	12,280	454,974
	Pitney Bowes, Inc.	77,720	404,144
	Steelcase, Inc.	25,390	303,411
	Stericycle, Inc.*	7,370	434,240
	Thermon Group Holdings, Inc.*	25,110	406,782
			2,003,551

17.75%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	16,410	798,839
	DXC Technology Co.*	16,840	549,489
	Evertec, Inc.	12,490	511,216
	NCR Corp.*	16,690	670,771
			2,530,315

4.14%	MATERIALS
	Compass Minerals International, Inc.	9,400	590,226

97.73%	TOTAL COMMON STOCKS
	(Cost: $12,949,740)		13,934,447

2.07%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 0.34% **
	(Cost: $294,445)	294,501	294,445

99.80%	TOTAL INVESTMENTS
	(Cost: $13,244,185)		14,228,892
0.20%	Other assets net of liabilities		28,712
100.00%	NET ASSETS - 100.00%		$14,257,604

*Non-Income producing

**Effective 7 day yield as of March 31, 2022

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Assets and LiabilitiesMarch 31, 2022 (unaudited)

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
ASSETS
Investments at fair value*	$58,877,668	$14,228,892
Receivable for capital stock sold	6,545	99
Dividends and interest receivable	96,003	17,248
Due from advisor	—	8,750
Prepaid expenses	51,007	33,258
TOTAL ASSETS	59,031,223	14,288,247

LIABILITIES
Payable for capital stock redeemed	56,782	19,157
Accrued investment advisory fees	14,138	—
Accrued 12b-1 fees	1,924	—
Accrued administration, transfer agent and accounting fees	7,756	5,944
Other accrued expenses	536	5,542
TOTAL LIABILITIES	81,136	30,643
NET ASSETS	$58,950,087	$14,257,604

Net Assets Consist of:
Paid-in-capital applicable to 3,041,956 and 1,161,255 no par value shares of beneficial interest outstanding, unlimited shares authorized	50,312,315	13,112,972
Distributable earnings (deficit)	8,637,772	1,144,632
Net Assets	$58,950,087	$14,257,604

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Investor Class	$1,057,661	$11,049
Institutional Class	57,873,912	14,243,735
Super Institutional Class	18,514	2,820
Total	$58,950,087	$14,257,604

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Assets and Liabilities - continuedMarch 31, 2022 (unaudited)

	Clifford Capital Partners Fund		Clifford Capital Focused Small Cap Value Fund
Shares Outstanding
Investor Class	55,009		905
Institutional Class	2,986,001		1,160,119
Super Institutional Class	946		231
Total	3,041,956		1,161,255

Net Asset Value
Investor Class	$19.23		$12.21
Institutional Class	$19.38		$12.28
Super Institutional Class	$19.58	***	$12.21
Redemption Price Per Share**
Investor Class	$18.85		$11.97

*Identified cost of:	$49,018,078		$13,244,185

**Includes Redemption Fee of 2% for investments held for less than 60 days.

***NAV per share does not recalculate due to rounding.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of OperationsSix Months Ended March 31, 2022 (unaudited)

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $382 and $—, respectively)	$762,692	$154,868
Interest	303	90
Total investment income	762,995	154,958

EXPENSES
Investment advisory fees (Note 2)	201,556	57,401
12b-1 and servicing fees - Investor Class (Note 2)	751	13
Recordkeeping and administrative services (Note 2)	30,863	18,079
Accounting fees (Note 2)	14,154	13,920
Custody fees	3,542	2,421
Transfer agent fees (Note 2)	18,058	12,661
Audit and tax fees	9,087	9,003
Legal fees	11,190	10,375
Filing and registration fees	13,433	7,737
Trustee fees	4,881	4,883
Compliance fees	3,785	3,771
Shareholder reports	9,347	5,616
Shareholder servicing (Note 2)
Investor Class	26	13
Institutional Class	23,845	15,309
Insurance fees	2,039	1,646
Exchange fee	2,712	2,712
Other	6,749	6,458
Total expenses	356,018	172,018
Fee waivers and reimbursed expenses (Note 2)	(113,407)	(105,038)
Net expenses	242,611	66,980
Net investment income (loss)	520,384	87,978

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(429,014)	597,221
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,592,081	(665,078)
Net realized and unrealized gain (loss) on investments	1,163,067	(67,857)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,683,451	$20,121

[This page intentionally left blank]

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements Of Changes In Net Assets

CLIFFORD CAPITAL FUNDS

	Clifford Capital Partners Fund		Clifford Capital Focused Small Cap Value Fund
	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$520,384	$599,786	$87,978	$79,869
Net realized gain (loss) on investments	(429,014)	2,968,217	597,221	1,557,463
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,592,081	7,259,281	(665,078)	1,239,191
Increase (decrease) in net assets from operations	1,683,451	10,827,284	20,121	2,876,523

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(21,906)	(9,864)	(1,148)	(38)
Institutional Class	(2,185,958)	(634,273)	(1,342,142)	(110,884)
Super Institutional Class	(799)	(334)	(325)	(44)
Decrease in net assets from distributions	(2,208,663)	(644,471)	(1,343,615)	(110,966)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	535,336	24,113	1,200	7,300
Institutional Class	12,086,226	19,147,300	3,680,219	4,372,708
Super Institutional Class	—	—	—	—
Distributions reinvested
Investor Class	21,906	9,864	1,148	38
Institutional Class	2,016,284	596,705	1,342,142	110,884
Super Institutional Class	799	334	325	44
Shares redeemed
Investor Class	(50,108)	(40,331)	—	—
Institutional Class	(5,401,707)	(4,612,397)	(1,113,361)	(123,205)
Super Institutional Class	—	—	—	—
Change in net assets from capital stock transactions	9,208,736	15,125,588	3,911,673	4,367,769

NET ASSETS
Increase (decrease) during period	8,683,524	25,308,401	2,588,179	7,133,326
Beginning of period	50,266,563	24,958,162	11,669,425	4,536,099
End of period	$58,950,087	$50,266,563	$14,257,604	$11,669,425

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Investor Class
		Years ended September 30,
	Six Months ended March 31, 2022 (unaudited)	2021	2020(2)	2019	2018	2017

Net asset value, beginning of period	$19.47	$13.97	$14.61	$15.77	$14.63	$13.08

Investment activities
Net investment income (loss)(1)	0.16	0.25	0.27	0.20	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.42	5.60	(0.67)	(0.64)	1.76	1.52
Total from investment activities	0.58	5.85	(0.40)	(0.44)	1.89	1.61
Distributions
Net investment income	(0.28)	(0.35)	(0.24)	(0.11)	(0.10)	(0.06)
Net realized gain	(0.54)	—	—	(0.61)	(0.65)	—
Total distributions	(0.82)	(0.35)	(0.24)	(0.72)	(0.75)	(0.06)

Net asset value, end of period	$19.23	$19.47	$13.97	$14.61	$15.77	$14.63

Total Return*	3.01%	42.29%	(2.86%)	(2.07%)	13.29%	12.30%
Ratios/Supplemental Data
Ratios to average net assets**
Expenses, gross	1.50%	1.61%	1.57%	1.10%	1.10%	1.10%
Expenses, net of fee waivers and reimbursements	1.15%	1.15%	1.13%	1.10%	1.10%	1.10%
Net investment income (loss)	1.61%	1.32%	1.93%	1.39%	0.86%	0.66%
Portfolio turnover rate*	5.50%	26.01%	59.61%	22.99%	19.80%	34.07%
Net assets, end of period (000’s)	$1,058	$549	$397	$785	$649	$352

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratios to average net assets are annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Institutional Class
		Years ended September 30,
	Six Months ended March 31, 2022 (unaudited)	2021	2020(2)	2019	2018	2017

Net asset value, beginning of period	$19.61	$14.03	$14.65	$15.83	$14.69	$13.11

Investment activities
Net investment income (loss)(1)	0.19	0.29	0.31	0.23	0.16	0.12
Net realized and unrealized gain (loss) on investments	0.41	5.63	(0.68)	(0.65)	1.75	1.53
Total from investment activities	0.60	5.92	(0.37)	(0.42)	1.91	1.65
Distributions
Net investment income	(0.29)	(0.34)	(0.25)	(0.15)	(0.12)	(0.07)
Net realized gain	(0.54)	—	—	(0.61)	(0.65)	—
Total distributions	(0.83)	(0.34)	(0.25)	(0.76)	(0.77)	(0.07)

Net asset value, end of period	$19.38	$19.61	$14.03	$14.65	$15.83	$14.69

Total Return*	3.10%	42.63%	(2.68%)	(1.87%)	13.43%	12.62%
Ratios/Supplemental Data
Ratios to average net assets**
Expenses, gross	1.32%	1.42%	1.45%	0.90%	0.90%	0.90%
Expenses, net of fee waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss)	1.94%	1.51%	2.28%	1.60%	1.06%	0.86%
Portfolio turnover rate*	5.50%	26.01%	59.61%	22.99%	19.80%	34.07%
Net assets, end of period (000’s)	$57,874	$49,699	$24,549	$23,553	$16,814	$12,889

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratios to average net assets are annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Six Months ended March 31, 2022 (unaudited)	Year ended September 30, 2021	Period October 17, 2019* to September 30, 2020
Net asset value, beginning of period	$19.84	$14.21	$14.67

Investment activities
Net investment income (loss)(1)	0.20	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.42	5.70	(0.70)
Total from investment activities	0.62	6.01	(0.40)
Distributions
Net investment income	(0.34)	(0.38)	(0.06)
Net realized gain	(0.54)	—	—
Total distributions	(0.88)	(0.38)	(0.06)

Net asset value, end of period	$19.58	$19.84	$14.21

Total Return**	3.16%	42.74%	(2.74%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	1.24%	1.35%	1.43%
Expenses, net of fee waivers and reimbursements	0.82%	0.82%	0.85%
Net investment income (loss)	2.03%	1.65%	2.29%
Portfolio turnover rate**	5.50%	26.01%	59.61%
Net assets, end of period (000’s)	$19	$18	$13

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

*Commencement of operations

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets are annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Six months ended March 31, 2022 (unaudited)	Year ended September 30, 2021	Period January 31, 2020* to September 30, 2020
Net asset value, beginning of period	$13.64	$9.02	$9.96

Investment activities
Net investment income (loss)(1)	0.07	0.05	0.12
Net realized and unrealized gain (loss) on investments	(0.34)	4.76	(1.06)
Total from investment activities	(0.27)	4.81	(0.94)
Distributions
Net investment income	(0.09)	(0.19)	—
Net realized gain	(1.07)	—	—
Total distributions	(1.16)	(0.19)	—

Net asset value, end of period	$12.21	$13.64	$9.02

Total Return**	0.57%	53.71%	(9.44%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	2.95%	3.30%	5.43%
Expenses, net of fee waivers and reimbursements	1.30%	1.30%	1.30%
Net investment income (loss)	1.12%	0.38%	2.15%
Portfolio turnover rate**	17.68%	40.68%	102.07%
Net assets, end of period (000’s)	$11	$10	$2

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

*Commencement of operations

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets are annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Six months ended March 31, 2022 (unaudited)	Year ended September 30, 2021	Period October 1, 2019* to September 30, 2020
Net asset value, beginning of period	$13.72	$9.04	$10.00

Investment activities
Net investment income (loss)(1)	0.09	0.11	0.19
Net realized and unrealized gain (loss) on investments	(0.34)	4.74	(1.14)
Total from investment activities	(0.25)	4.85	(0.95)
Distributions
Net investment income	(0.12)	(0.17)	(0.01)
Net realized gains	(1.07)	—	— (2)
Total distributions	(1.19)	(0.17)	(0.01)

Net asset value, end of period	$12.28	$13.72	$9.04

Total Return**	0.77%	54.02%	(9.53%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	2.70%	3.01%	6.47%
Expenses, net of fee waivers and reimbursements	1.05%	1.05%	1.05%
Net investment income (loss)	1.38%	0.84%	2.32%
Portfolio turnover rate**	17.68%	40.68%	102.07%
Net assets, end of period (000’s)	$14,244	$11,657	$4,532

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.01.

*Commencement of operations

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets are annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Six months ended March 31, 2022 (unaudited)	Year ended September 30, 2021	Period January 31, 2020* to September 30, 2020
Net asset value, beginning of period	$13.67	$9.04	$9.96

Investment activities
Net investment income (loss)(1)	0.10	0.13	0.14
Net realized and unrealized gain (loss) on investments	(0.34)	4.72	(1.06)
Total from investment activities	(0.24)	4.85	(0.92)
Distributions
Net investment income	(0.15)	(0.22)	—
Net realized gain	(1.07)	—	—
Total distributions	(1.22)	(0.22)	—

Net asset value, end of period	$12.21	$13.67	$9.04

Total Return**	0.81%	54.10%	(9.24%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	2.40%	2.93%	5.19%
Expenses, net of fee waivers and reimbursements	0.97%	0.97%	0.97%
Net investment income (loss)	1.48%	0.95%	2.48%
Portfolio turnover rate**	17.68%	40.68%	102.07%
Net assets, end of period (000’s)	$3	$3	$2

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

*Commencement of operations

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets are annualized for periods less than one year.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial StatementsMarch 31, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Clifford Capital Partners Fund and the Clifford Capital Focused Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Clifford Capital Partners Fund (the “Partners Fund”) was established in January 2014 as a series of another registered investment company (the “predecessor trust”). On February 8, 2016, the Partners Fund was reorganized from a series of the predecessor trust into the Trust. On February 18, 2016, the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end of the Partners Fund be changed to September 30. The Clifford Capital Focused Small Cap Value Fund (the “Focused SCV Fund”) commenced operations on October 1, 2019.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ record investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Partners Fund
Common Stocks	$58,276,943	$—	$—	$58,276,943
Money Market Funds	600,725	—	—	600,725
	$58,877,668	$—	$—	$58,877,668

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Focused SCV Fund
Common Stocks	$13,934,447	$—	$—	$13,934,447
Money Market Funds	294,445	—	—	294,445
	$14,228,892	$—	$—	$14,228,892

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Funds identify their major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2018.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2022, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Funds currently offer three classes of shares: Investor Class, Institutional Class and Super Institutional Class. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional and Super Institutional Class shares are not subject to a redemption fee.

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements between the Trust and Clifford Capital Partners, LLC (the “Advisor”), the Advisor provides investment services advisory services to the Funds for an investment management fee equal to 0.75% and 0.90% of the average daily net assets of the Partners Fund and the Focused SCV Fund, respectively.

The Advisor earned and waived advisory fees and reimbursed Fund expenses for the six months ended March 31, 2022 as follows:

Fund	Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
Partners Fund	0.75%	$201,556	$113,407	$—
Focused SCV Fund	0.90%	57,401	57,401	47,637

The Advisor entered into an Expense Limitation Agreement, whereby the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds’, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.90% for the Partners Fund’s Investor and Institutional Class, 0.82% for the Partners Fund’s Super Institutional Class, 1.05% for the Focused SCV Fund’s Investor and Institutional Class and 0.97% for the Focused SCV Fund’s Super Institutional Class. The expense limitation agreement may be terminated prior to January 31, 2024 the Advisor or the Board only by mutual written consent and at any time after January 31, 2024. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of March 31, 2022, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2023	2024	2025	Total
Partners Fund	$129,235	$207,680	$113,407	$450,322
Focused SCV Fund	145,095	187,472	105,038	437,605

The Funds have adopted a Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Funds may compensate financial intermediaries that provide services for shareholders of the Funds. The Plan provides that both Funds will pay an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/ or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

For the six months ended March 31, 2022, the following fees were incurred:

Fund	Class	Type of Expense	Fees Incurred
Partners Fund	Investor Class	12b-1	$751
Partners Fund	Investor Class	Shareholder servicing	26
Partners Fund	Institutional Class	Shareholder servicing	23,845
Focused SCV Fund	Investor Class	12b-1	13
Focused SCV Fund	Investor Class	Shareholder servicing	13
Focused SCV Fund	Institutional Class	Shareholder servicing	15,309

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2022, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Partners Fund	$27,897	$11,266	$12,200
Focused SCV Fund	15,113	10,869	11,966

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Ms. Bloom receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2022 were as follows:

Fund	Purchases	Sales
Partners Fund	$11,033,871	$2,884,618
Focused SCV Fund	4,783,861	2,196,167

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:

	Partners Fund
	Six months ended March 31, 2022	Year ended September 30, 2021
Distributions paid from:
Ordinary income	$1,575,117	$644,471
Realized gains	633,546	—
	$2,208,663	$644,471

	Focused SCV Fund
	Six months ended March 31, 2022	Year ended September 30, 2021
Distributions paid from:
Ordinary income	$1,026,626	$110,966
Realized gains	316,989	—
	$1,343,615	$110,966

As of March 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Partners Fund	Focused SCV Fund
Accumulated net investment income (loss)	$120,544	$11,319
Accumulated net realized gain (loss)	(1,342,362)	148,607
Net unrealized appreciation (depreciation) on investments	9,859,590	984,707
	$8,637,772	$1,144,633

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

As of March 31, 2022, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Partners Fund	$49,018,078	$12,234,940	$(2,375,350)	$9,859,590
Focused SCV Fund	13,244,185	1,954,415	(969,708)	984,707

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Partners Fund
	Six months ended March 31, 2022 (unaudited)
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	28,203	622,705	—
Shares reinvested	1,142	104,363	41
Shares redeemed	(2,536)	(275,221)	—
Net increase (decrease)	26,809	451,847	41

Partners Fund
	Year ended September 30, 2021
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	1,224	998,385	—
Shares reinvested	594	35,731	20
Shares redeemed	(2,002)	(249,318)	—
Net increase (decrease)	(184)	784,798	20

Focused SCV Fund
	Six months ended March 31, 2022 (unaudited)
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	92	286,567	—
Shares reinvested	93	107,976	26
Shares redeemed	—	(83,972)	—
Net increase (decrease)	185	310,571	26

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

Focused SCV Fund
	Year ended September 30, 2021
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	516	347,241	—
Shares reinvested	3	9,617	4
Shares redeemed	—	(8,665)	—
Net increase (decrease)	519	348,193	4

NOTE 6 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition,

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2022 (unaudited)

this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2022, 21.88% and 19.48% of the value of the net assets of the Partners Fund were invested in securities within the Financials and Information Technology sectors, respectively, and 22.41%, 17.75% and 16.83% of the value of the net assets of the Focused SCV Fund were invested in securities within the Financials, Information Technology, and Consumer Discretionary sectors, respectively.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from its compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk.

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CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2021, and held for the six months ended March 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratio	Expenses Paid During Period* Ended 3/31/22
Partners Fund
Investor Class Actual	$1,000.00	$1,015.01	1.15%	$5.78
Investor Class Hypothetical**	$1,000.00	$1,019.20	1.15%	$5.79
Institutional Class Actual	$1,000.00	$1,015.46	0.90%	$4,52
Institutional Class Hypothetical**	$1,000.00	$1,020.44	0.90%	$4.53
Super Institutional Class Actual	$1,000.00	$1,015.76	0.82%	$4.12
Super Institutional Class Hypothetical**	$1,000.00	$1,020.84	0.82%	$4.13
Focused SCV Fund
Investor Class Actual	$1,000.00	$1,002.84	1.30%	$6.49
Investor Class Hypothetical**	$1,000.00	$1,018.45	1.30%	$6.54
Institutional Class Actual	$1,000.00	$1,003.84	1.05%	$5.25
Institutional Class Hypothetical**	$1,000.00	$1,019.70	1.05%	$5.29
Super Institutional Class Actual	$1,000.00	$1004.04	0.97%	$4.85
Super Institutional Class Hypothetical**	$1,000.00	$1,020.09	0.97%	$4.89

*Expenses are equal to the Funds annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

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CLIFFORD CAPITAL FUNDS

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Funds collect the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this Semi-Annual Report.

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CLIFFORD CAPITAL FUNDS

Important Disclosure Statement

The Clifford Capital Partners Fund and the Clifford Capital Focused Small Cap Value Fund (the “Fund”) prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 800-673-0050 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Clifford Capital Partners, LLC (the “Advisor”) is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to each Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2022 and are subject to change at any time. For most recent information, please call 800-673-0050.

The Advisor waived or reimbursed part of each Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

Investment Adviser:

Clifford Capital Partners, LLC
363 S. Main Street, Suite 101
Alpine, Utah 84004

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 6, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: June 6, 2022

* Print the name and title of each signing officer under his or her signature.